Related Parties Payable - Schedule of Related Parties Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Due to related parties	$ 3,783,415	$ 3,330,518
Yan Keyan [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	EX-chairman of the Board of Directors and interim Chief Financial Officer
Sun Lei [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	Chief Executive Officer and Co-chairman of the Board of Directors
Nature	Borrowing of funds
Due to related parties	$ 1,359,982	881,353
Li Huidan [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	Co-Chairman of the Board of Directors
Nature	Borrowing of funds
Due to related parties	$ 2,423,433	$ 2,449,165
Mu Ruifeng [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	Director
Jin Yan [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	Director